As filed with the Securities and Exchange Commission on April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21169

NEUBERGER BERMAN NEW YORK INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Neuberger Berman New York Intermediate Municipal Fund Inc.
605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600

(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

January 31, 2009

Schedule of Investments New York Intermediate Municipal Fund Inc.

(UNAUDITED)

Principal Amount	Security @	Value†
($000's omitted)		($000's omitted)
Arizona (0.6%)
500	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	425
California (1.3%)
1,000	Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev., Ser. 2003, 6.13%, due 3/1/13	925	ñ
Florida (0.4%)
280	Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr. of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09	273	ß
Guam (0.6%)
500	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 5.50%, due 7/1/16	465
Louisiana (2.3%)
1,000	Morehouse Parish Ref. PCR (Int'l Paper Co. Proj.), Ser. 2001-A, 5.25%, due 11/15/13	893	ß
1,000	Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev., Ser. 2001-B, 5.50%, due 5/15/30	763
		1,656
New York (155.7%)
3,000	Albany IDA Civic Fac. Rev. (Charitable Leadership Foundation Ctr. for Med. Science Proj.), Ser. 2002-A, 6.00%, due 7/1/19	2,325
1,000	Buffalo & Fort Erie Pub. Bldg. Au. Toll Bridge Sys. Rev., Ser. 2005, (LOC: Bank of Nova Scotia), 4.00%, due 1/1/25 Putable 7/1/10	1,026	µ
500	Cattaraugus Co. IDA Civic Fac. Rev. (St. Bonaventure Univ. Proj.), Ser. 2006-A, 5.00%, due 5/1/23	367	ß
1,000	Dutchess Co. IDA Civic Fac. Ref. Rev. (Marist College Proj.), Ser. 2003-A, 5.15%, due 7/1/17	1,053	ß
2,000	Dutchess Co. IDA Rev. Ind. Rev. (IBM Proj.), Ser. 1999, 5.45%, due 12/1/29 Putable 12/1/09	2,061	ß
500	Essex Co. IDA Solid Waste Disp. Rev. (Int'l Paper Co. Proj.), Ser. 2005-A, 5.20%, due 12/1/23	322	ß
2,000	Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 1998-A, (FSA Insured), 5.50%, due 12/1/13	2,337
1,050	Long Island Pwr. Au. Elec. Sys. Gen. Rev., Ser. 2006-E, (FGIC Insured), 5.00%, due 12/1/21	1,134
1,000	Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%, due 9/1/14	1,136
750	Madison Co. IDA Civic Fac. Rev. (Oneida Hlth. Sys., Inc. Proj.), Ser. 2007, 5.25%, due 2/1/27	550	ß
1,000	Monroe Co. IDA Civic Fac. Rev. (Highland Hosp. Rochester), Ser. 2005, 5.00%, due 8/1/15	925	ß
980	Monroe Co. IDA Std. Hsg. Rev. (Collegiate Hsg. Foundation - Rochester Institute of Technology Proj.), Ser. 1999-A, 5.25%, due 4/1/19	783	ß
1,000	Monroe Co. Newpower Corp. Pwr. Fac. Rev., Ser. 2003, 5.10%, due 1/1/16	971
1,000	Monroe Co. Pub. Imp. Ref. G.O., Ser. 1996, 6.00%, due 3/1/13	1,095
1,125	Nassau Co. IDA Continuing Care Retirement (The Amsterdam Harborside), Ser. 2007-A, 5.88%, due 1/1/18	934	ß
2,000	Nassau Co. Swr. & Storm Wtr. Fin. Au. Sys. Rev., Ser. 2008-A, (BHAC Insured), 5.38%, due 11/1/28	2,046
1,000	New York City G.O., Ser. 2002-A, 5.75%, due 8/1/16	1,091
750	New York City G.O., Ser. 2002-C, 5.50%, due 8/1/15	829
1,410	New York City Hlth. & Hosp. Corp. Rev., Ser. 2002-A, (FSA Insured), 5.50%, due 2/15/13	1,527	ß
4,000	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev., Ser. 2002-E2, 5.05%, due 11/1/23	3,524
1,000	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-A, (ACA insured), 5.50%, due 6/1/15	917	ß
1,030	New York City IDA Civic Fac. Rev. (Lycee Francais de New York Proj.), Ser. 2002-A, (ACA Insured), 5.50%, due 6/1/17	912	ß
2,920	New York City IDA Civic Fac. Rev. (Packer Collegiate Institute Proj.), Ser. 2002, (AMBAC Insured), 5.00%, due 6/1/22	3,003	ß
750	New York City IDA Civic Fac. Rev. (Vaughn College of Aeronautics and Technology), Ser. 2006-A, 5.00%, due 12/1/21	554	ß
1,000	New York City IDA IDR (Brooklyn Navy Yard Cogeneration Partners, L.P. Proj.), Ser. 1997, 6.20%, due 10/1/22	784	ß
750	New York City IDA Liberty Rev. (7 World Trade Ctr., LLC Proj.), Ser. 2005-A, 6.25%, due 3/1/15	635
2,000	New York City IDA Spec. Fac. Rev. (Term. One Group Assoc. Proj.), Ser. 2005, 5.50%, due 1/1/19 Putable 1/1/16	1,917	µß
960	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 1992-A, (AMBAC Insured), 5.88%, due 6/15/13	1,140
4,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2002-D, 5.25%, due 6/15/15	4,381
1,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev., Ser. 2008-CC, 5.13%, due 6/15/30	994
3,000	New York City Transitional Fin. Au. Ref. Rev., Ser. 2002-B, 5.25%, due 2/1/29	3,127
2,025	New York City Transitional Fin. Au. Ref. Rev., Ser. 2002-C, (AMBAC Insured), 5.25%, due 8/1/17	2,195
750	New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	87	#‡
2,000	New York St. Dorm. Au. Court Fac. Lease Rev. (New York City Issue), Ser. 2003-A, 5.50%, due 5/15/17 Pre-Refunded 5/15/13	2,337
1,675	New York St. Dorm. Au. Insured Rev. (Long Island Univ.), Ser. 2003-A, (Radian Insured), 5.25%, due 9/1/15	1,776	ß
1,600	New York St. Dorm. Au. Insured Rev. (The Culinary Institute of America), Ser. 1999, (MBIA Insured), 5.38%, due 7/1/15	1,634	ß
3,000	New York St. Dorm. Au. Ref. Rev. (North Gen. Hosp. Proj.), Ser. 2003, 5.75%, due 2/15/17	3,110	ß
250	New York St. Dorm. Au. Rev. (Brookdale Hosp. Med Ctr.), Ser. 1998-J, 5.20%, due 2/15/16	252	ß
1,125	New York St. Dorm. Au. Rev. (City Univ. Sys. Proj.), Ser. 1995-A, 5.63%, due 7/1/16	1,272
2,985	New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group Proj.), Ser. 2001, 5.75%, due 7/1/14	2,775	ß
2,000	New York St. Dorm. Au. Rev. (Lenox Hill Hosp. Oblig. Group Proj.), Ser. 2001, 5.75%, due 7/1/16	1,788	ß
2,000	New York St. Dorm. Au. Rev. (Mount Sinai NYU Hlth.), Ser. 2000-C, 5.50%, due 7/1/26	1,628	ß
1,980	New York St. Dorm. Au. Rev. (New York Med. College Proj.), Ser. 1998, (MBIA Insured), 5.00%, due 7/1/21	1,971	ß
395	New York St. Dorm. Au. Rev. (New York Methodist Hosp.), Ser. 2004, 5.25%, due 7/1/18	328	ß
500	New York St. Dorm. Au. Rev. (North Shore-Long Island Jewish Oblig. Group), Ser. 2003, 5.00%, due 5/1/18	501	ß
2,855	New York St. Dorm. Au. Rev. (Rivington House Hlth. Care Fac.), Ser. 2002, (SONYMA Insured), 5.25%, due 11/1/15	2,938	ß
2,410	New York St. Dorm. Au. Rev. (Rochester Institute of Technology Proj.), Ser. 2002-A, (AMBAC Insured), 5.25%, due 7/1/19	2,542	ß
3,000	New York St. Dorm. Au. Rev. (SS Joachim & Anne Residence Proj.), Ser. 2002, (LOC: Allied Irish Bank), 4.60%, due 7/1/16	2,932
900	New York St. Dorm. Au. Rev. Non St. Supported Debt (Montefiore Med. Ctr.), Ser. 2008, (FHA Insured), 5.00%, due 8/1/21	926	ß
1,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2006-A, 5.00%, due 7/1/20	717	ß
1,135	New York St. Dorm. Au. Rev. Non St. Supported Debt (NYU Hosp. Ctr.), Ser. 2007-B, 5.25%, due 7/1/24	773	ß
3,900	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev., Ser. 2003-A, 5.38%, due 3/15/17 Pre-Refunded 3/15/13	4,513
5,000	New York St. Energy Res. & Dev. Au. Fac. Rev. (Consolidated Edison Co. of New York, Inc. Proj.), Ser. 2001, 4.70%, due 6/1/36 Putable 10/1/12	5,016	µß
1,500	New York St. Env. Fac. Corp. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2004-A, 4.45%, due 7/1/17 Putable 7/1/09	1,491	µß
1,000	New York St. Env. Fac. Corp. St. Clean Wtr. & Drinking Wtr. Rev., Ser. 2008-B, 5.00%, due 6/15/28	996
2,000	New York St. Mtge. Agcy. Homeowner Mtge. Rev., Ser. 1997-67, 5.70%, due 10/1/17	2,003
1,300	New York St. Pwr. Au., Ser. 2002-A, 5.25%, due 11/15/16 Pre-Refunded 11/15/12	1,489
1,475	New York St. Thru. way Au. Hwy. & Bridge, Ser. 2007-B, 5.00%, due 4/1/20	1,594
250	New York St. Urban Dev. Corp. Correctional & Youth Fac. Svc. Rev., Ser. 2002-C, 4.00%, due 1/1/20 Putable 1/1/11	253	µ
2,000	Niagara Co. IDA Civic Fac. Rev. (Niagara Univ. Proj.), Ser. 2001-A, (Radian Insured), 5.50%, due 11/1/16	2,072	ß
2,500	Niagara Co. IDA Solid Waste Disp. Fac. Ref. Rev. (American Ref.-Fuel Co. of Niagara), Ser. 2001-C, 5.63%, due 11/15/24 Putable 11/15/14	2,295	µß
3,000	Port Authority of NY & NJ Rev., Ser. 2002, (AMBAC Insured), 5.50%, due 12/15/12	3,251
1,000	Saratoga Co. IDA Civic Fac. Rev. (Saratoga Hosp. Proj.), Ser. 2007-B, 5.00%, due 12/1/22	775	ß
3,000	Triborough Bridge & Tunnel Au. Gen. Purp. Ref. Rev., Ser. 2002-B, 5.25%, due 11/15/18	3,224
1,570	Triborough Bridge & Tunnel Au. Oblig., Ser. 1998-A, (MBIA Insured), 4.75%, due 1/1/24	1,588
2,000	Triborough Bridge & Tunnel Au. Rev., Ser. 2008-D, 5.00%, due 11/15/23	2,075
1,535	Ulster Co. Res. Rec. Agcy. Solid Waste Sys. Ref. Rev., Ser. 2002, (AMBAC Insured), 5.25%, due 3/1/16	1,683
500	United Nations Dev. Corp. Sr. Lien. Ref. Rev., Ser. 2004-A, 5.25%, due 7/1/17	500
1,000	Westchester Co. IDA Continuing Care Retirement Comm. Rev. (Kendal on Hudson Proj.), Ser. 2003-B, 5.70%, due 1/1/34 Putable 1/1/10	987	µß
930	Yonkers IDA Civic Fac. Rev. (Comm. Dev. Properties-Yonkers, Inc.), Ser. 2001-A, 6.25%, due 2/1/16 Pre-Refunded 2/1/11	997	ß
		113,684
Pennsylvania (1.9%)
1,590	Cumberland Co. West Shore Area Hosp. Au. Rev. (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001, 5.90%, due 1/1/17	1,413	ß
Puerto Rico (1.2%)
1,060	Puerto Rico Ind. Tourist Ed. Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002-A, (ACA Insured), 5.25%, due 8/1/16	904	ß
Texas (1.2%)
800	Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003-A, 6.75%, due 4/1/38 Putable 4/1/13	525	µß
400	Dallas-Fort Worth Int'l Arpt. Fac. Imp. Corp. Rev., Ser. 2004-A1, 6.15%, due 1/1/16	330	ß
		855
Virgin Islands (1.2%)
250	Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery), Ser. 2003, 6.13%, due 7/1/22	193
750	Virgin Islands Pub. Fin. Au. Rev. (Virgin Islands Matching Fund Loan Notes), Ser. 1998-E, 6.00%, due 10/1/22	680
		873
	Total Investments (166.4%) (Cost $126,896)	121,473	##
	Liabilities, less cash, receivables and other assets [(0.3%)]	(227)
	Liquidation Value of Auction Market Preferred Shares [(66.1%)]	(48,250)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$72,996

See Notes to Schedule of Investments

     Notes to Schedule of Investments

†

Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Funds seek to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods each Fund’s Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective November 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	•	Level 1 – quoted prices in active markets for identical investments

	•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

	•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2009 (000’s omitted):

California:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant Observable Inputs	148,653
Level 3 – Significant Unobservable Inputs	-
Total	$148,653

Intermediate:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	459,648
Level 3 – Significant Unobservable Inputs	-
Total	$459,648

New York:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$-
Level 2 - Other Significant Observable Inputs	121,473
Level 3 – Significant Unobservable Inputs	-
Total	$121,473

##	At January 31, 2009, selected Fund information on a U.S. federal income tax basis was as follows:

(000’s omitted) Neuberger Berman	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

California	$153,145	$3,514	$8,006	$(4,492)
Intermediate	467,932	15,802	24,086	(8,284)
New York	126,896	2,568	7,991	(5,423)

@

At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 76%, 70%, and 64% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

ß	Security is guaranteed by the corporate or non-profit obligor.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2009, these securities amounted to approximately $925,000 or 1.0% of net assets applicable to common shareholders for California, approximately $3,937,000 or 1.4% of net assets applicable to common shareholders for Intermediate and approximately $925,000 or 1.3% of net assets applicable to common shareholders for New York.

ñ	These securities have been deemed by the investment manager to be illiquid. At January 31, 2009, these securities amounted to $2,544,000 or 0.9% of net assets for Intermediate.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2009.

a	Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.

#

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At January 31, 2009, these securities amounted to approximately $145,000 or 0.1% of net assets applicable to common shareholders for Intermediate and approximately $87,000 or 0.1% for New York.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of January 31, 2009	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of January 31, 2009
Intermediate
	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006 A, 6.13%, due 2/15/19	8/4/2006	$1,250	0.4%	$145	0.1%
New York
	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006 A, 6.13%, due 2/15/19	8/4/2006	750	0.9	87	0.1

‡	Security is in default.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent financial statements.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended ("1940 Act")), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman New York Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer

Date: March 31, 2009

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: March 31, 2009